Fair Value Measurements (Details 3) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2010
Transfers of assets between Level 1 and Level 2
Transfers of assets between Level 1 to Level 2		$ 0
Transfers of assets between Level 2 to Level 1		0
Series A Warrant
Changes in fair value of the Company's Level 3 valuation for the Series A and Series B warrant liabilities
Balance at the beginning of the period	523	193	186
Warrants issued in connection with venture debt facility		0
Change in fair value of warrant liability	379
Balance at the end of the period		523	186
Series B Warrant
Changes in fair value of the Company's Level 3 valuation for the Series A and Series B warrant liabilities
Balance at the beginning of the period	443
Warrants issued in connection with venture debt facility	32	407
Change in fair value of warrant liability	852
Balance at the end of the period		$ 443